Provision for restructuring costs - Schedule of Restructuring Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restructuring Reserve [Roll Forward]
Beginning balance	$ 33	$ 632
Provision recognized	3,115
Utilization of provision	(190)	(566)
Change in the provision	(32)	(8)
Impact of foreign exchange rate changes	88	(25)
Ending balance	3,014	33
Less: current portion	(2,296)	(33)
Non-current portion	718	0
Resource Optimization Program
Restructuring Reserve [Roll Forward]
Beginning balance	33	75
Provision recognized	0
Utilization of provision	(33)	(43)
Change in the provision	0	0
Impact of foreign exchange rate changes	0	1
Ending balance	0	33
Less: current portion	0
Non-current portion	0
2015 Corporate Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	0	557
Provision recognized	0
Utilization of provision	0	(523)
Change in the provision	0	(8)
Impact of foreign exchange rate changes	0	(26)
Ending balance	0	0
Less: current portion	0
Non-current portion	0
2017 German Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	0	0
Provision recognized	3,115
Utilization of provision	(157)	0
Change in the provision	(32)	0
Impact of foreign exchange rate changes	88	0
Ending balance	3,014	$ 0
Less: current portion	(2,296)
Non-current portion	$ 718